Acquisitions (Details 11) (Acquisition of Kindergartens [Member], CNY)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Acquisition of Kindergartens [Member]
The amount attributable to DDK in the Group's Consolidated statements of income for the year ended June 30, 2013	9,255,721
Revenues, Supplemental pro forma	195,530,985	206,608,307
Net income (loss), The amount attributable to DDK in the Group's consolidated statements of income for the year ended June 30, 2013	1,150,510
Net income, Supplemental pro forma	17,859,103	15,834,391